Receivables from financial services	12 Months Ended
Dec. 31, 2025
Information
Receivables from financial services

20.Receivables from financial services

	31 December	31 December
	2025	2024
Non-current receivables from financial services	283,932	480,570
Current receivables from financial services	8,814,916	9,348,782
	9,098,848	9,829,352

Movements in provision for impairment of receivables from financial services are disclosed in Note 35.